Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2024
Trade and other payables
Summary of trade and other payables

In € thousand	June 30, 2024	December 31, 2023
Long term accruals	6,112	3,362
Non-current trade and other payables	6,112	3,362
Trade payables	33,184	22,540
Accruals for outstanding invoices	21,182	22,061
Current trade and other payables	54,366	44,601
Total trade and other payables	60,478	47,963